Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
INCOME
Services	$ 189,951	$ 266,566	$ 642,230	$ 648,515	$ 1,234,810	$ 548,723
Total Revenue	189,951	266,566	642,230	648,515	1,234,810	548,723
COST OF SERVICE REVENUE	69,258	25,250	207,744	138,379	214,004	158,936
GROSS PROFIT	120,693	241,316	434,486	510,136	1,020,806	389,787
EXPENSES
Other General and Administration	437,873	293,187	1,345,576	886,965	1,282,952	1,020,262
Payroll Expense	259,011	191,399	727,494	338,533	585,706	404,054
Non-cash Stock Compensation	105,630	221,500	236,554	478,500	518,438	582,550
Warrant Expense	0	0	0	0	0	1,283,333
Research and Development	37,532	122,517	88,504	206,545	330,554	219,132
Total Expenses	840,046	828,603	2,398,128	1,910,543	2,717,650	3,509,331
OTHER INCOME (EXPENSE)
Interest Income	35	265	288	1,137	1,340	3,464
Interest Expense	0	0	31,626	0	0	0
Loss on Equity-Method Investment in Joint Venture	(3)	(108)	(105)	(108)	(778)	0
Total Other Income (Expense)	32	157	31,809	1,029	562	3,464
INCOME (LOSS) BEFORE INCOME TAXES	(719,320)	(587,130)	(1,931,833)	(1,399,378)	(1,696,282)	(3,116,080)
Current Income Tax Expense	0	0	0	0	0	0
Deferred Income Tax Expense	0	0	0	0	0	0
Net Income (Loss)	$ (719,320)	$ (587,130)	$ (1,931,833)	$ (1,399,378)	$ (1,696,282)	$ (3,116,080)
Loss per Common Share - Basic and Diluted	$ (0.11)	$ (0.09)	$ (0.31)	$ (0.22)	$ 0.00	$ (0.01)
Weighted Average Number of Shares Outstanding - Basic and Diluted	6,259,349	6,234,834	6,243,642	6,224,939	6,228,108	6,103,447